SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 301,531	$ 456,751	$ 563,131
Land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment
Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	71,034
Leasehold property [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		2,153
Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	9,321	147,324	152,837
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	20,566	33,261
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	17,981	47,414	62,038
Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	20,945	7,718
Computer software [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	4,369	26,156	38,881
Programs and textbooks [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	10,179	11,833	16,594
Spa equipment curtains crockery glassware and linen [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	147,136	180,892	$ 214,070
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	1,354,150	13,243,164
Impairment on assets		(7,107,504)
ERL Spin off		(109,698)
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		1,486,718
Impairment on assets		(1,486,718)
ERL Spin off		(1,495)
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	71,034	4,541,374
Impairment on assets		(3,252,060)
ERL Spin off
Gross carrying amount [member] | Leasehold property [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		5,136,738
Impairment on assets		(2,134,654)
ERL Spin off
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		149,422
Impairment on assets		(55,690)
ERL Spin off		(1,535)
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	112,467	662,706
Impairment on assets		(108,736)
ERL Spin off		(15,661)
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	134,180	400,756
Impairment on assets		(12,808)
ERL Spin off		(20,025)
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	41,809	100,106
Impairment on assets		(7,975)
ERL Spin off		(367)
Gross carrying amount [member] | Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	228,362	143,141
Impairment on assets		(3,589)
ERL Spin off		(18,039)
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	216,350	62,689
Impairment on assets
ERL Spin off		8,810
Gross carrying amount [member] | Programs and textbooks [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	232,510	16,594
Impairment on assets
ERL Spin off
Gross carrying amount [member] | Spa equipment curtains crockery glassware and linen [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	317,438	541,425
Impairment on assets		(45,274)
ERL Spin off		(61,386)
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(1,052,619)	(5,569,211)
Accumulated depreciation and amortisation [member] | Land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment
Accumulated depreciation and amortisation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		(1,289,314)
Accumulated depreciation and amortisation [member] | Leasehold property [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		(2,999,931)
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		(92,197)
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(103,146)	(390,985)
Accumulated depreciation and amortisation [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(113,614)	(334,662)
Accumulated depreciation and amortisation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(23,828)	(44,350)
Accumulated depreciation and amortisation [member] | Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(207,417)	(113,795)
Accumulated depreciation and amortisation [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(211,981)	(45,343)
Accumulated depreciation and amortisation [member] | Programs and textbooks [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(222,331)	(4,761)
Accumulated depreciation and amortisation [member] | Spa equipment curtains crockery glassware and linen [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ (170,302)	$ (253,873)